Earnings per common share (Tables)	6 Months Ended
Sep. 30, 2020
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Net income:
Net income attributable to MHFG common shareholders	212,984	315,886

Effect of dilutive securities	—	—

Net income attributable to common shareholders after assumed conversions	212,984	315,886

	Six months ended September 30,
	2019	2020
	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,536,800	2,537,272
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs (Note)	209	93

Weighted average common shares after assumed conversions	2,537,009	2,537,365

	Six months ended September 30,
	2019	2020
	(in yen)
Earnings per common share:
Basic net income per common share	83.96	124.50

Diluted net income per common share (Note)	83.95	124.49

Note:
For the six months ended September 30, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.